INVENTORY - Schedule of inventories (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
INVENTORY [abstract]
Finished goods	$ 2,166,616	$ 3,878,754
Work in progress	3,251,110	2,313,089
Inventory	$ 5,417,726	$ 6,191,843